Organization and Principal Activities (Details) - Schedule of company's major subsidiaries and VIEs	12 Months Ended
Dec. 31, 2022
Meten International Education Group [Member]
Major subsidiaries:
Date of incorporation	Jul. 10, 2018
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Meten Education Investment Limited (“Meten BVI”) [Member]
Major subsidiaries:
Date of incorporation	Jul. 18, 2018
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Likeshuo Education Investment Limited (“Likeshuo BVI”) [Member]
Major subsidiaries:
Date of incorporation	Jul. 18, 2018
Place of incorporation	BVI
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Meten Education (Hong Kong) Limited (“Meten HK”) [Member]
Major subsidiaries:
Date of incorporation	Aug. 22, 2018
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Likeshuo Education (Hong Kong) Limited (“Likeshuo HK”) [Member]
Major subsidiaries:
Date of incorporation	Aug. 22, 2018
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Meta Path investing holding company [Member]
Major subsidiaries:
Date of incorporation	Dec. 03, 2021
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Met Chain investing holding company Ltd [Member]
Major subsidiaries:
Date of incorporation	Jan. 05, 2022
Place of incorporation	BVI
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
METEN BLOCK CHAIN LLC [Member]
Major subsidiaries:
Date of incorporation	Mar. 08, 2022
Place of incorporation	United States
Percentage of direct or indirect economic ownership	98.00%
Principal activities	Investment holding